Sales Financing Receivables and Other Loan Receivables	12 Months Ended
Mar. 31, 2011
Sales Financing Receivables and Other Loan Receivables
Sales Financing Receivables and Other Loan Receivables

5. SALES FINANCING RECEIVABLES AND OTHER LOAN RECEIVABLES

Sales financing receivables

The Company classifies sales financing receivables into the following three types:

(1)	Retail finance receivable

The Company provides retail finance to customers who purchase the Company's farm equipment products from dealers in North America. Retail finance receivables are purchased under agreements between the Company and dealers in relation to the products offered to individual and corporate end-users. These receivables are recorded at the principal amount and are subsequently carried at amortized cost, less any allowance for credit losses.

(2)	Finance lease receivable

The Company also provides finance lease in Japan and Asia outside Japan. Finance lease receivable in Japan relates to the Company's products leased to individual and corporate end-users. Finance lease receivable in Asia outside Japan relates to the Company's farm equipment products leased to individual and corporate end-users. These receivables are recorded at the aggregate of lease payments receivable plus the estimated residual value of the leased property, less unearned income and allowance for credit losses. There are no unguaranteed residual values related to finance leases at March 31, 2011.

(3)	Long-term trade accounts receivable

Long-term trade accounts receivable is generated mainly from direct sale to individual end-users in the farm equipment market in Japan.

Retail finance receivable and finance lease receivable are collectively reported as short-term finance receivables—net and long-term finance receivables—net on the consolidated balance sheets. Long-term trade accounts receivable in this note includes the current portion, which is included in trade accounts receivable on the consolidated balance sheets. These receivables are secured by the products being sold or financed.

Finance receivables—net are comprised of the following:

(¥ in millions)
At March 31:	2011	2010
Retail finance receivable	¥193,985	¥211,875
Less: Allowance for credit losses	(603)	(512)

Retail—net	193,382	211,363

Finance lease receivable	127,056	106,774
Less: Unearned income	(17,674)	(15,630)
Less: Allowance for credit losses	(2,498)	(1,194)

Finance leases—net	106,884	89,950

Total finance receivables—net	300,266	301,313
Less: current portion	(100,437)	(104,840)

Long-term finance receivables—net	¥199,829	¥196,473

Long-term trade accounts receivable—net is comprised of the following:

(¥ in millions)
At March 31:	2011	2010
Long-term trade accounts receivable
Current	¥24,500	¥21,306
Non-current	27,487	26,688

Total long-term trade accounts receivable	51,987	47,994
Less: Allowance for doubtful accounts	(1,016)	(384)

Long-term trade accounts receivable—net	¥50,971	¥47,610

The following table presents the annual maturities of retail finance receivable and long-term trade accounts receivable and future minimum lease payments on finance leases:

(¥ in millions)
Years ending March 31:	Retail finance receivable	Finance lease receivable	Long-term trade accounts receivable
2012	¥65,779	¥43,353	¥24,500
2013	55,808	32,191	11,105
2014	43,040	22,146	7,559
2015	25,555	15,265	4,749
2016	3,047	9,251	2,542
2017 and thereafter	756	4,850	1,532

Total	¥193,985	¥127,056	¥51,987

The Company includes finance income and expenses in revenues and cost of revenues in the consolidated statements of income.

The following table presents the amounts of finance income and expenses included in revenues and cost of revenues:

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Finance income	¥20,128	¥21,364	¥23,242
Finance expenses	8,773	10,029	11,578

The Company also analyzes sales financing receivables by three regions: North America, Japan, and Asia outside Japan. Credit risks on these receivables are affected by economic conditions, such as consumer demand, unemployment level, and the level of government subsidies, which differ from location to location.

(Credit Quality Indicator)

The Company classifies sales financing receivables into risk categories based on relevant information about the ability of borrowers to service their debt, such as the collection status of receivables, customers' financial health, historical credit loss experience, and economic trends. Subsequent to origination, the Company reviews the credit quality of these receivables on a quarterly basis. The Company's credit quality ratings for these receivables are defined as follows:

Rank A	–	These receivables are performing on schedule under their terms. It is not likely to incur losses arising from customers' inabilities to repay and the Company expects to collect all amounts due.

Rank B	–	These receivables require management's attention to potential losses but are not categorized as rank C. Such receivables do not indicate that it is probable that losses will be incurred arising from customers' inabilities to repay.

Rank C	–	The Company becomes aware of a customer's inability to repay, such as the customer's long-term nonperformance, bankruptcy filings, or deterioration in the customer's results of operations or financial position. In such cases, it is probable that losses will be incurred arising from customers' inabilities to repay.

The following table presents the recorded investment in sales financing receivables by type of receivables, region, and credit quality indicator based on the information available at March 31, 2011:

(¥ in millions)
	Retail finance receivable	Finance lease receivable		Long-term trade accounts receivable
Credit risk profile by internally assigned rank:	North America	Japan	Asia Outside Japan	Japan
Rank A	¥183,973	¥9,485	¥98,444	¥49,058
Rank B	9,713	181	1,272	2,890
Rank C	299	—	—	39

Total	¥193,985	¥9,666	¥99,716	¥51,987

(Aging)

All sales financing receivables are considered past due when any payments including principal and interest have not been received by the contractual due date.

The following table presents age analysis of past due sales financing receivables by type of receivables and region at March 31, 2011:

(¥ in millions)
Type of receivables	Region	Up to 30 days Past due	31-60 days Past due	61-90 days Past due	Greater than 90 days Past due	Total Past due	Current	Total
Retail finance receivable	North America	¥8,061	¥868	¥175	¥895	¥9,999	¥183,986	¥193,985
Finance lease receivable	Japan	67	14	6	94	181	9,485	9,666
Finance lease receivable	Asia Outside Japan	359	368	183	362	1,272	98,444	99,716
Long-term trade accounts receivable	Japan	834	278	145	1,515	2,772	49,215	51,987

Total		¥9,321	¥1,528	¥509	¥2,866	¥14,224	¥341,130	¥355,354

(Nonaccrual)

Retail finance receivables in North America are placed on nonaccrual status at the earlier of when the contractual principal and interest are determined to be uncollectible or when these receivables become 90 days or more past due. For these receivables on nonaccrual status, interest income is subsequently recognized only to the extent a cash payment is received. These receivables are restored to accrual status as of the date the principal and interest become less than 90 days past due. Nonaccrual retail finance receivables in North America at March 31, 2011 amounted to ¥ 895 million.

Finance lease receivables in Japan and Asia outside Japan and long-term trade accounts receivable in Japan are not placed on nonaccrual status, but these receivables are charged off against the allowance for credit losses when payments due are no longer expected to be received.

(Impaired Loans)

The amounts of impaired loans were not material for the year ended March 31, 2011, 2010 and 2009.

Other loan Receivables

Other loan receivables are mainly provided to affiliated companies. The amounts of other loan receivables were not material and there is no related allowance for the year ended March 31, 2011, 2010 and 2009. (See Note 3.INVESTMENTS IN AND LOAN RECEIVABLES FROM AFFLIATED COMPANIES)